Organization and Principal Activities (Business Strategy Adjustment) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization and Principal Activities [Line Items]
Severance payments			$ 0.90
Customer list intangible asset			1.4
One-time termination fees			5.3
Shengyue [Member]
Organization and Principal Activities [Line Items]
Advertising revenues	12.4	12.5	8.1
Percentage of advertising revenue representing net revenue	94.40%	88.40%	42.00%
General and administrative expenses [Member]
Organization and Principal Activities [Line Items]
Severance payments			0.15
Selling expenses [Member]
Organization and Principal Activities [Line Items]
Severance payments			$ 0.75